Schedule of Investments ─ IQ MacKay Municipal Insured ETF

July 31, 2021 (unaudited)

	Principal Amount	Value
Municipal Bonds — 102.0%
Alabama — 2.4%
Alabama Community College System, Revenue Bonds
Insured: BAM
3.000%, due 6/1/25	$260,000	$284,071
4.000%, due 6/1/26	150,000	174,318
4.000%, due 11/1/34	685,000	838,777
4.000%, due 11/1/35	620,000	757,616
Alabaster Board of Education, Special Tax
Series A Insured: AGM
5.000%, due 9/1/25	100,000	113,865
Bibb County Board of Education, Special Tax
Series B Insured: BAM
4.000%, due 4/1/35	425,000	513,591
4.000%, due 4/1/37	460,000	552,546
City of Russellville AL, General Obligation Bonds
Series B Insured: AGM
4.000%, due 12/1/28	390,000	479,565
City of Troy AL, General Obligation Bonds
Insured: BAM
5.000%, due 7/1/24	500,000	564,454
County of Dallas AL, General Obligation Bonds
Series B Insured: AGM
1.320%, due 5/1/26(a)	305,000	286,544
Health Care Authority of The City of Huntsville (The), Revenue Bonds
Series B1 Insured: AGM
3.000%, due 6/1/50	3,000,000	3,227,260
Phenix City Board of Education, Special Tax
Insured: BAM
4.000%, due 8/1/37	1,500,000	1,806,235
University of West Alabama, Revenue Bonds
Insured: AGM
4.000%, due 1/1/41	350,000	404,459
Warrior River Water Authority, Revenue Bonds
Insured: BAM
4.000%, due 8/1/43	1,000,000	1,163,074
		11,166,375
Arizona — 1.0%
Arizona Industrial Development Authority, Revenue Bonds
Series A Insured: BAM
4.000%, due 6/1/34	250,000	293,354
4.000%, due 6/1/39	455,000	527,972
5.000%, due 6/1/33	350,000	443,157
Student & Academic Services LLC, Revenue Bonds
Insured: BAM
5.000%, due 6/1/26	195,000	219,812
Yuma & La Paz Counties Community College District, Revenue Bonds
Insured: BAM
4.000%, due 7/1/46	2,590,000	3,115,821
		4,600,116
Arkansas — 0.3%
Arkansas Development Finance Authority, Revenue Bonds
Insured: AMBAC
1.550%, due 7/1/30(a)	1,000,000	871,276
County of Sharp AR, Revenue Bonds
Insured: BAM
3.000%, due 3/1/34	245,000	257,858
University of Arkansas - Pulaski Technical College, Revenue Bonds
Insured: AGM
5.000%, due 4/1/41	350,000	352,767
		1,481,901
California — 14.3%
Abag Finance Authority for Nonprofit Corps, Special Tax
Series A Insured: AGM
5.000%, due 9/2/30	750,000	939,804
5.000%, due 9/2/34	175,000	218,538
Antioch Unified School District, General Obligation Bonds
Insured: AGM
5.000%, due 8/1/22	150,000	157,154
Baldwin Park Unified School District, General Obligation Bonds
Insured: NATL
0.610%, due 8/1/23(a)	300,000	296,362
Bassett Unified School District, General Obligation Bonds
Series C Insured: NATL
2.050%, due 8/1/35(a)	165,000	124,042
Beaumont Public Improvement Authority, Revenue Bonds
Series A Insured: AGM
5.000%, due 9/1/25	575,000	682,435
Calexico Unified School District, General Obligation Bonds
Series B Insured: NATL
1.370%, due 8/1/28(a)	390,000	354,405
California Municipal Finance Authority, Certificates of Participation
Insured: AGM
5.000%, due 6/1/26	350,000	416,931
California Municipal Finance Authority, Revenue Bonds
Insured: BAM
4.000%, due 5/15/37	1,175,000	1,442,223
5.000%, due 5/15/43	250,000	313,866
Series A-P3 Insured: AGM
3.500%, due 12/31/35	250,000	277,932
Ceres Unified School District, General Obligation Bonds
Series A Insured: AGM
0.790%, due 8/1/25(a)	200,000	193,805
City of El Cerrito CA, Revenue Bonds
Insured: NATL
5.000%, due 5/1/26	260,000	307,142
5.000%, due 5/1/28	355,000	434,434
5.000%, due 5/1/36	325,000	392,447
City of Lincoln CA, Special Tax
Insured: AGM
5.000%, due 9/1/34	525,000	652,339
City of Susanville CA Natural Gas Revenue, Revenue Bonds
Insured: AGM
4.000%, due 6/1/45	875,000	1,014,952
Clovis Unified School District, General Obligation Bonds
Series A Insured: NATL
0.860%, due 8/1/27(a)	335,000	318,274
Series B Insured: NATL
0.530%, due 8/1/25(a)	750,000	734,333

Schedule of Investments ─ IQ MacKay Municipal Insured ETF (continued)

July 31, 2021 (unaudited)

	Principal Amount	Value
Municipal Bonds (continued)

California (continued)
Coachella Valley Unified School District, General Obligation Bonds
Series D Insured: AGM
5.000%, due 8/1/37	$450,000	$472,143
Colton Joint Unified School District, General Obligation Bonds
Series E Insured: AGM
4.000%, due 8/1/46	500,000	587,847
Compton Unified School District, Certificates of Participation
Series A Insured: BAM
4.000%, due 6/1/33	250,000	289,770
Davis Joint Unified School District, General Obligation Bonds
Insured: BAM
3.000%, due 8/1/37	250,000	271,990
3.000%, due 8/1/43	1,250,000	1,343,850
Dixon Unified School District, General Obligation Bonds
Insured: BAM
5.000%, due 8/1/37	570,000	728,517
El Centro Redevelopment Agency Successor Agency, Tax Allocation
Series A Insured: BAM
5.000%, due 11/1/26	485,000	594,045
Garden Grove Agency Community Development Successor Agency, Tax Allocation
Insured: BAM
5.000%, due 10/1/27	250,000	284,259
Goleta Redevelopment Agency Successor Agency, Tax Allocation
Series A Insured: BAM
4.000%, due 12/1/43	2,610,000	3,087,454
Guadalupe Union School District, General Obligation Bonds
Series B Insured: AGM
4.000%, due 8/1/44	1,005,000	1,146,843
Hayward Unified School District, General Obligation Bonds
Insured: AGM
4.000%, due 8/1/45	2,250,000	2,669,098
4.000%, due 8/1/50	2,000,000	2,362,644
Hemet Unified School District, General Obligation Bonds
Series A Insured: AGM
4.000%, due 8/1/40	600,000	671,571
Imperial Community College District, General Obligation Bonds
Insured: AGC
1.980%, due 8/1/37(a)	845,000	616,328
Independent Cities Finance Authority, Revenue Bonds
Insured: AGM
4.000%, due 6/1/31	430,000	525,192
4.000%, due 6/1/41	900,000	1,065,828
Kelseyville Unified School District, General Obligation Bonds
Series C Insured: AGM
1.480%, due 8/1/31(a)	155,000	121,079
La Mirada Redevelopment Agency Successor Agency, Tax Allocation
Insured: NATL
0.720%, due 8/15/25(a)	1,000,000	971,290
Lancaster Financing Authority, Revenue Bonds
Insured: BAM
4.000%, due 6/1/44	995,000	1,162,277
Las Virgenes Unified School District, General Obligation Bonds
Series D Insured: NATL
0.570%, due 9/1/25(a)	750,000	732,847
Los Angeles County Schools, Certificates of Participation
Series A Insured: AGM
5.000%, due 6/1/25	500,000	564,420
Los Angeles Unified School District, Certificates of Participation
Series A Insured: BAM
4.000%, due 10/1/33	500,000	630,676
Lynwood Unified School District, Certificates of Participation
Insured: AGM
5.000%, due 10/1/23	285,000	313,863
Madera County Public Financing Authority, Revenue Bonds
Insured: BAM
4.000%, due 10/1/37	945,000	1,151,676
Manteca Unified School District, General Obligation Bonds
Insured: NATL
0.850%, due 8/1/25(a)	575,000	555,862
Menifee Union School District, General Obligation Bonds
Series C Insured: AGM
4.000%, due 8/1/36	450,000	551,323
Merced Irrigation District, Revenue Bonds
Series A Insured: AGM
5.000%, due 10/1/24	250,000	288,269
Mountain House Public Financing Authority, Revenue Bonds
Series A Insured: BAM
3.250%, due 12/1/41	300,000	329,784
Napa Valley Unified School District, General Obligation Bonds
Series C Insured: AGM
4.000%, due 8/1/44	1,000,000	1,148,580
Natomas Unified School District, General Obligation Bonds
Insured: AGM
3.000%, due 8/1/39	1,040,000	1,103,732
Oak Grove School District, General Obligation Bonds
Series F-2
2.400%, due 8/1/44(a)	675,000	345,301
Ontario Montclair School District, General Obligation Bonds
Series B Insured: NATL
1.390%, due 8/1/29(a)	390,000	348,964
Oxnard School District, General Obligation Bonds
Series A Insured: NATL
5.750%, due 8/1/30	300,000	317,325
Palmdale Elementary School District, Special Tax
Insured: AGM
2.090%, due 8/1/36(a)	1,250,000	914,518
Paramount Unified School District, General Obligation Bonds
Insured: BAM
0.170%, due 8/1/48(a)	1,480,000	257,801
Pittsburg Unified School District, General Obligation Bonds
Insured: AGM
4.000%, due 8/1/51	2,000,000	2,342,287

Schedule of Investments ─ IQ MacKay Municipal Insured ETF (continued)

July 31, 2021 (unaudited)

	Principal Amount	Value
Municipal Bonds (continued)

California (continued)
Redwood City Redevelopment Agency Successor Agency, Tax Allocation
Series 2-A Insured: AMBAC
1.450%, due 7/15/29(a)	$210,000	$187,203
Regents of the University of California Medical Center Pooled Revenue, Revenue Bonds
Series O-1
0.010%, due 5/15/45(b)	2,200,000	2,200,000
0.030%, due 5/15/45(b)	3,600,000	3,600,000
Ripon Redevelopment Agency Successor Agency, Tax Allocation
Insured: BAM
4.000%, due 11/1/36	835,000	1,014,150
River Islands Public Financing Authority, Revenue Bonds
Insured: AGM
4.000%, due 9/1/40	1,500,000	1,772,512
Riverbank Unified School District, General Obligation Bonds
Series B Insured: AGC
2.710%, due 8/1/48(a)	50,000	24,148
Riverside County Community Facilities Districts, Special Tax
Insured: AGM
4.000%, due 9/1/29	770,000	942,514
4.000%, due 9/1/45	1,000,000	1,188,352
Riverside County Redevelopment Successor Agency, Tax Allocation
Series B Insured: BAM
5.000%, due 10/1/26	575,000	679,462
Roseville Joint Union High School District, Certificates of Participation
Insured: BAM
2.125%, due 6/1/35	385,000	392,113
Sacramento City Schools Joint Powers Financing Authority, Revenue Bonds
Series A Insured: BAM
5.000%, due 3/1/24	250,000	279,692
Sacramento City Unified School District, General Obligation Bonds
Insured: AGM
0.630%, due 7/1/24(a)	310,000	304,362
Series C-1 Insured: AGM
5.000%, due 8/1/25	200,000	235,730
Salinas Union High School District, General Obligation Bonds
Series A Insured: NATL
0.370%, due 10/1/23(a)	225,000	223,185
Salinas Valley Solid Waste Authority, Revenue Bonds
Series A Insured: AGM
5.500%, due 8/1/26	520,000	598,898
San Juan Unified School District, General Obligation Bonds
Insured: AGM
0.210%, due 8/1/23(a)	1,000,000	995,768
San Ysidro School District, General Obligation Bonds
Insured: AGM
5.000%, due 8/1/25	525,000	615,376
Series A Insured: BAM
3.000%, due 8/1/21	500,000	500,000
Series F Insured: AGM
2.020%, due 8/1/41(a)	2,070,000	1,384,360
Santa Rita Union School District, General Obligation Bonds
Series B Insured: AGM
2.110%, due 8/1/39(a)	820,000	561,613
Sonoma County Community Redevelopment Agency Successor Agency, Tax Allocation
Insured: BAM
4.000%, due 8/1/31	155,000	175,807
South Whittier School District, General Obligation Bonds
Series B Insured: AGM
4.000%, due 8/1/40	215,000	248,646
Southwestern Community College District, General Obligation Bonds
Insured: NATL
0.400%, due 8/1/24(a)	560,000	553,376
Tulare Local Health Care District, General Obligation Bonds
Insured: BAM
4.000%, due 8/1/35	350,000	423,717
4.000%, due 8/1/39	835,000	1,000,365
West Contra Costa Unified School District, General Obligation Bonds
Series F Insured: AGM
4.000%, due 8/1/49	3,740,000	4,487,576
West Kern Community College District, Certificates of Participation
Insured: AGM
4.000%, due 11/1/44	600,000	690,740
Winters Joint Unified School District, General Obligation Bonds
Series A Insured: AGM
4.000%, due 8/1/47	380,000	450,080
Woodland Joint Unified School District, Revenue Bonds
Insured: BAM
4.000%, due 8/1/33	300,000	361,332
Yuba City Unified School District, General Obligation Bonds
Insured: NATL
0.670%, due 9/1/23(a)	350,000	345,177
		66,576,925
Colorado — 3.5%
BNC Metropolitan District No 1, General Obligation Bonds
Series A Insured: BAM
5.000%, due 12/1/37	395,000	481,279
Castle Oaks Metropolitan District No 3, General Obligation Bonds
Insured: AGM
4.000%, due 12/1/40	1,840,000	2,226,588
Cherokee Metropolitan District, Revenue Bonds
Insured: BAM
4.000%, due 8/1/35	675,000	841,591
Colorado Educational & Cultural Facilities Authority, Revenue Bonds
Insured: BAM
4.000%, due 12/1/31	1,015,000	1,222,876
Crystal Valley Metropolitan District No 2, General Obligation Bonds
Series A Insured: AGM
4.000%, due 12/1/39	500,000	599,064
4.000%, due 12/1/40	800,000	956,585

Schedule of Investments ─ IQ MacKay Municipal Insured ETF (continued)

July 31, 2021 (unaudited)

	Principal Amount	Value
Municipal Bonds (continued)

Colorado (continued)
El Paso County School District No 3 Widefield, Certificates of Participation
Insured: AGM
4.000%, due 12/1/46	$1,200,000	$1,434,192
Grand Junction Regional Airport Authority, Revenue Bonds
Series A Insured: NATL
5.000%, due 12/1/26	500,000	608,050
Grand River Hospital District, General Obligation Bonds
Insured: AGM
5.250%, due 12/1/37	425,000	500,225
Lewis Pointe Metropolitan District, General Obligation Bonds
Insured: BAM
4.000%, due 12/1/47	1,000,000	1,191,994
Morgan County Quality Water District, Revenue Bonds
Insured: AGM
4.000%, due 12/1/45	1,090,000	1,296,372
4.000%, due 12/1/50	1,150,000	1,363,400
Poudre Tech Metropolitan District, General Obligation Bonds
Insured: AGM
4.000%, due 12/1/32	1,310,000	1,560,611
Rio Blanco County School District No Re-1 Meeker, General Obligation Bonds
Insured: BAM
5.500%, due 12/1/35	450,000	586,397
Series B Insured: BAM
5.250%, due 12/1/33	150,000	192,980
5.250%, due 12/1/35	115,000	147,379
Saddle Rock Metropolitan District, General Obligation Bonds
Insured: BAM
3.000%, due 12/1/26	225,000	251,974
South Sloan's Lake Metropolitan District No 2, General Obligation Bonds
Insured: AGM
4.000%, due 12/1/33	250,000	296,395
Vauxmont Metropolitan District, General Obligation Bonds
Insured: AGM
5.000%, due 12/15/31	135,000	156,817
5.000%, due 12/15/32	155,000	179,811
		16,094,580
Connecticut — 3.9%
City of Hartford CT, General Obligation Bonds
Series A Insured: AGM
4.000%, due 7/1/34	25,000	27,885
5.000%, due 4/1/23	220,000	227,111
5.000%, due 7/1/24	20,000	22,809
5.000%, due 7/1/27	60,000	70,299
Series B Insured: AGM
5.000%, due 10/1/23	15,000	16,578
Series C Insured: AGM
5.000%, due 7/15/32	20,000	23,345
City of New Britain CT, General Obligation Bonds
Series A Insured: AGM
3.000%, due 9/1/44	2,625,000	2,797,561
Series B Insured: AGM
5.250%, due 9/1/29	250,000	321,354
5.250%, due 9/1/30	300,000	382,064
Series C Insured: AGM
5.000%, due 3/1/26	435,000	521,035
City of New Haven CT, General Obligation Bonds
Series A Insured: AGM
5.000%, due 8/1/39	1,150,000	1,452,712
Series B Insured: BAM
5.000%, due 8/15/27	1,000,000	1,174,046
City of West Haven CT, General Obligation Bonds
Insured: BAM
4.000%, due 3/15/28	205,000	240,847
4.000%, due 3/15/35	925,000	1,070,648
State of Connecticut Special Tax Revenue, Revenue Bonds
Series A Insured: AGM
4.000%, due 5/1/38	6,500,000	7,992,495
Town of Stratford CT, General Obligation Bonds
Insured: AGM
5.000%, due 7/1/33	150,000	175,089
Town of Windham CT, General Obligation Bonds
Series A Insured: BAM
4.000%, due 8/15/32	445,000	559,885
4.000%, due 8/15/35	1,025,000	1,278,865
		18,354,628
Delaware — 0.1%
Delaware State Economic Development Authority, Revenue Bonds
Insured: AGM
5.000%, due 10/1/21	150,000	151,124
5.000%, due 10/1/26	280,000	335,026
		486,150
District of Columbia — 0.8%
Metropolitan Washington Airports Authority Aviation Revenue, Revenue Bonds
Series A
5.000%, due 10/1/34	2,000,000	2,632,783
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, Revenue Bonds
Insured: AGC
1.870%, due 10/1/36(a)	1,585,000	1,194,390
		3,827,173
Florida — 2.8%
Central Florida Expressway Authority, Revenue Bonds
Insured: AGM
4.000%, due 7/1/34	3,250,000	4,072,256
City of Boynton beach FL Utility System Revenue, Revenue Bonds
Insured: AGM
4.500%, due 11/1/22	215,000	217,252
City of Melbourne FL Water & Sewer Revenue, Revenue Bonds
Series B Insured: NATL
0.280%, due 10/1/21(a)	100,000	99,953
City of Miami FL Parking System Revenue, Revenue Bonds
Insured: BAM
4.000%, due 10/1/38	1,000,000	1,177,650
City of Palm Bay FL, General Obligation Bonds
Insured: AGM
5.000%, due 7/1/25	1,035,000	1,221,751

Schedule of Investments ─ IQ MacKay Municipal Insured ETF (continued)

July 31, 2021 (unaudited)

	Principal Amount	Value
Municipal Bonds (continued)

Florida (continued)
County of Lee FL Transportation Facilities Revenue, Revenue Bonds
Insured: AGM
5.000%, due 10/1/25	$500,000	$574,140
County of Miami-Dade FL Transit System, Revenue Bonds
Insured: AGM
5.000%, due 7/1/42	630,000	658,343
Florida Governmental Utility Authority, Revenue Bonds
Insured: AGM
5.000%, due 10/1/22	215,000	226,989
Herons Glen Recreation District, Special Assessment
Insured: BAM
2.500%, due 5/1/25	175,000	184,862
2.500%, due 5/1/26	200,000	213,195
Hillsborough County School Board, Revenue Bonds
Insured: AGM
5.000%, due 10/1/22	245,000	258,543
Miami Beach Redevelopment Agency, Tax Allocation
Series A Insured: AGM
5.000%, due 2/1/31	150,000	166,949
North Sumter County Utility Dependent District, Revenue Bonds
Insured: BAM
5.000%, due 10/1/49	1,350,000	1,692,257
Orange County Convention Center/Orlando, Revenue Bonds
Series B
5.000%, due 10/1/31	1,250,000	1,512,234
School Board of Miami-Dade County (The), Certificates of Participation
Series C Insured: AMBAC
5.000%, due 10/1/21	150,000	151,200
St Lucie County School Board, Revenue Bonds
Insured: AGM
5.000%, due 10/1/23	615,000	676,018
		13,103,592
Georgia — 0.2%
Carrollton Payroll Development Authority, Revenue Bonds
Insured: AGM
5.000%, due 6/15/28	415,000	484,193
Metropolitan Atlanta Rapid Transit Authority, Revenue Bonds
Series A Insured: NATL
5.250%, due 7/1/24	205,000	235,090
		719,283
Illinois — 14.0%
Chicago Board of Education, General Obligation Bonds
Insured: NATL
0.540%, due 12/1/22(a)	200,000	198,567
0.660%, due 12/1/23(a)	500,000	492,416
1.000%, due 12/1/25(a)	360,000	344,714
Series A Insured: AGC-ICC FGIC
5.500%, due 12/1/26	250,000	295,763
Series A Insured: AGM
5.000%, due 12/1/27	500,000	626,331
5.000%, due 12/1/31	500,000	631,504
Series A Insured: NATL
1.000%, due 12/1/25(a)	1,295,000	1,240,012
Chicago O'Hare International Airport, Revenue Bonds
Series E Insured: AGM
4.000%, due 1/1/39	1,300,000	1,561,082
Series F Insured: BAM
4.250%, due 1/1/47	365,000	421,302
Chicago Park District, General Obligation Bonds
Series D Insured: BAM
4.000%, due 1/1/39	500,000	593,453
Series E Insured: BAM
4.000%, due 11/15/32	1,000,000	1,208,362
Series F-2
5.000%, due 1/1/40	1,065,000	1,351,799
City of Chicago IL Wastewater Transmission Revenue, Revenue Bonds
Series A Insured: NATL
0.340%, due 1/1/22(a)	345,000	344,514
City of Chicago IL Waterworks Revenue, Revenue Bonds
5.000%, due 11/1/21	500,000	505,907
City of Kankakee IL, General Obligation Bonds
Series A Insured: BAM
4.000%, due 1/1/34	450,000	534,157
4.000%, due 1/1/35	715,000	846,641
City of Sterling IL, General Obligation Bonds
Series B Insured: BAM
4.000%, due 11/1/36	600,000	732,202
4.000%, due 11/1/37	570,000	693,520
4.000%, due 11/1/38	500,000	606,897
4.000%, due 11/1/40	635,000	767,306
City of Waukegan IL, General Obligation Bonds
Series A Insured: BAM
4.000%, due 12/30/36	1,065,000	1,300,410
4.000%, due 12/30/37	1,080,000	1,314,739
City of Waukegan IL Water & Sewer System Revenue, Revenue Bonds
Insured: AGM
4.000%, due 12/30/22	125,000	131,306
4.000%, due 12/30/40	485,000	576,244
Community Unit School District Number 427 DeKalb and Kane Counties Illinois, General Obligation Bonds
Series B Insured: BAM
4.000%, due 2/1/34	250,000	296,894
4.000%, due 2/1/36	400,000	470,924
4.000%, due 2/1/37	535,000	628,124
4.000%, due 2/1/38	525,000	615,019
Cook & Will Counties School District No 194, General Obligation Bonds
Series B Insured: BAM
5.000%, due 12/1/31	325,000	374,585
Cook County Community Unit School District No 401 Elmwood Park, General Obligation Bonds
Insured: BAM
4.000%, due 12/1/42	520,000	610,454
Cook County School District No 88 Bellwood, General Obligation Bonds
Series A Insured: BAM
4.000%, due 12/1/21	365,000	369,476

Schedule of Investments ─ IQ MacKay Municipal Insured ETF (continued)

July 31, 2021 (unaudited)

	Principal Amount	Value
Municipal Bonds (continued)

Illinois (continued)
Cook County School District No 94, General Obligation Bonds
Insured: BAM
4.000%, due 12/1/40	$460,000	$526,807
Cook County Township High School District No 220 Reavis, General Obligation Bonds
Insured: BAM
4.000%, due 6/1/40	1,005,000	1,156,903
County of Union IL, General Obligation Bonds
Insured: AGM
4.000%, due 9/1/26	360,000	416,705
Crawford Hospital District, General Obligation Bonds
Insured: AGM
4.000%, due 1/1/31	345,000	399,350
4.000%, due 1/1/34	675,000	812,413
Darien-Woodridge Fire Protection District, General Obligation Bonds
Insured: BAM
3.000%, due 12/30/26	100,000	110,714
Governors State University, Certificates of Participation
Insured: BAM
5.000%, due 7/1/23	385,000	415,901
Illinois Finance Authority, Revenue Bonds
Series B
0.030%, due 8/15/49(b)	2,200,000	2,200,000
La Salle & Bureau Counties Township High School District No 120 LaSalle-Peru, General Obligation Bonds
Insured: AGM
4.000%, due 12/1/37	1,000,000	1,181,053
Macon County School District No 61 Decatur, General Obligation Bonds
Insured: AGM
4.000%, due 12/1/25	695,000	786,080
4.000%, due 12/1/32	200,000	230,725
4.000%, due 12/1/34	150,000	172,279
4.000%, due 12/1/37	205,000	234,576
5.000%, due 12/1/40	1,000,000	1,245,957
Madison Bond Etc Counties Community Unit School District No 5 Highland, General Obligation Bonds
Insured: BAM
3.000%, due 2/1/22	1,000,000	1,013,713
3.000%, due 2/1/23	1,000,000	1,039,848
Madison County Community Unit School District No 7 Edwardsville, General Obligation Bonds
Insured: BAM
5.000%, due 12/1/30	275,000	327,457
Madison-Macoupin Etc Counties Community College District No 536, General Obligation Bonds
Series A Insured: AGM
5.000%, due 11/1/32	160,000	194,497
Metropolitan Pier & Exposition Authority, Revenue Bonds
Insured: AGM
2.370%, due 6/15/45(a)	500,000	285,140
2.400%, due 6/15/47(a)	225,000	121,407
Series A Insured: AGM
4.000%, due 6/15/50	1,850,000	2,135,019
Montgomery & Macoupin Counties Community Unit School District No 12 Litchfield, General Obligation Bonds
Series C Insured: BAM
4.000%, due 10/1/24	335,000	369,670
4.000%, due 10/1/33	1,000,000	1,212,981
Northern Illinois University, Revenue Bonds
Insured: BAM
4.000%, due 10/1/38	1,000,000	1,196,926
4.000%, due 10/1/43	1,300,000	1,538,553
Series B Insured: BAM
4.000%, due 4/1/35	1,200,000	1,426,474
Regional Transportation Authority, Revenue Bonds
Series A Insured: NATL
5.500%, due 7/1/23	155,000	169,874
Sales Tax Securitization Corp., Revenue Bonds
Series A Insured: BAM
5.000%, due 1/1/37	2,030,000	2,616,747
Sangamon Logan & Menard Counties Community Unit School Dist No 15 Williamsville, General Obligation Bonds
Series B Insured: BAM
5.000%, due 12/1/36	1,000,000	1,268,988
Stark Knox Marshall Henry & Peoria Counties Community Unit School Dist No 100, General Obligation Bonds
Insured: BAM
4.000%, due 12/1/38	1,000,000	1,200,187
4.000%, due 12/1/40	2,010,000	2,391,975
State of Illinois, General Obligation Bonds
Insured: AGM
4.000%, due 2/1/30	690,000	793,786
Insured: NATL
6.000%, due 11/1/26	500,000	604,429
Series D
5.000%, due 11/1/24	2,800,000	3,207,908
State of Illinois, Revenue Bonds
Insured: BAM
4.250%, due 6/15/30	500,000	501,101
Insured: NATL
6.000%, due 6/15/23	180,000	197,340
6.000%, due 6/15/24	350,000	403,742
Series A Insured: BAM
4.000%, due 6/15/35	750,000	860,995
Summerfield Lebanon Mascoutah Water Commission St Clair County, Revenue Bonds
Insured: BAM
5.000%, due 4/1/26	205,000	244,615
Town of Cicero IL, General Obligation Bonds
Insured: BAM
4.000%, due 1/1/26	590,000	673,483
4.000%, due 1/1/27	1,215,000	1,418,210
5.000%, due 1/1/30	475,000	597,418
University of Illinois, Revenue Bonds
Series A Insured: NATL
0.300%, due 4/1/22(a)	200,000	199,600
Village of Park Forest IL, General Obligation Bonds
Insured: BAM
3.000%, due 1/1/22	105,000	106,184
4.000%, due 1/1/24	320,000	347,259

Schedule of Investments ─ IQ MacKay Municipal Insured ETF (continued)

July 31, 2021 (unaudited)

	Principal Amount	Value
Municipal Bonds (continued)

Illinois (continued)
Village of Stone Park IL, General Obligation Bonds
Series B Insured: BAM
4.000%, due 2/1/22	$125,000	$127,325
Washington County Community Unit School Dist No 10 West Washington, General Obligation Bonds
Insured: BAM
4.000%, due 1/15/25	750,000	837,373
West Chicago Park District, General Obligation Bonds
Series B Insured: BAM
3.000%, due 12/1/26	565,000	628,037
Western Illinois University, Revenue Bonds
Insured: BAM
4.000%, due 4/1/32	1,000,000	1,211,530
Will County Community Unit School District No 201-U Crete-Monee, General Obligation Bonds
Series B Insured: AGM
4.000%, due 1/1/33	500,000	570,549
4.000%, due 1/1/35	480,000	545,321
Woodford Lasalle Livingston Etc Counties Community Unit Sch Dist No 6 Fieldcrest, General Obligation Bonds
Series A Insured: BAM
4.000%, due 12/1/34	500,000	592,560
4.000%, due 12/1/36	500,000	590,427
4.000%, due 12/1/37	515,000	606,489
		64,949,224
Indiana — 1.2%
City of Washington IN Electric Utility Revenue, Revenue Bonds
Insured: BAM
3.000%, due 1/1/22	205,000	207,269
Indiana Bond Bank, Revenue Bonds
Series A Insured: AGM
5.000%, due 9/1/22	545,000	559,779
Indianapolis Local Public Improvement Bond Bank, Revenue Bonds
Series E Insured: AMBAC
0.350%, due 2/1/24(a)	450,000	446,089
0.520%, due 2/1/25(a)	300,000	294,621
Muncie Sanitary District, Revenue Bonds
Series A Insured: AGM
3.000%, due 1/1/23	520,000	540,328
4.000%, due 1/1/24	700,000	760,689
Series A Insured: NATL
2.000%, due 1/1/22	140,000	140,958
Series C Insured: AGM
3.000%, due 7/1/22	750,000	769,146
Terre Haute Sanitary District, Revenue Bonds
Series A Insured: BAM
4.000%, due 7/1/29	890,000	1,071,858
4.000%, due 1/1/30	205,000	247,702
Town of Speedway IN Sewage Works Revenue, Revenue Bonds
Series A Insured: AGM
3.000%, due 9/1/25	525,000	574,608
		5,613,047
Iowa — 1.5%
Camanche Community School District, General Obligation Bonds
Insured: AGM
5.000%, due 6/1/28	620,000	790,624
City of Altoona IA, General Obligation Bonds
Series C Insured: BAM
3.000%, due 6/1/22	320,000	327,584
3.000%, due 6/1/24	345,000	371,461
Dubuque Community School District, Revenue Bonds
Insured: BAM
3.000%, due 7/1/39	1,500,000	1,638,588
3.000%, due 7/1/40	1,500,000	1,634,513
Lewis Central Community School District, Revenue Bonds
Insured: BAM
4.000%, due 7/1/22	525,000	543,572
4.000%, due 7/1/29	995,000	1,218,429
Red Oak Community School District, General Obligation Bonds
Insured: BAM
5.000%, due 6/1/25	145,000	170,237
Sioux Center Community School District, General Obligation Bonds
Insured: AGM
5.000%, due 5/1/24	290,000	327,233
		7,022,241
Kentucky — 1.0%
City of Somerset KY, General Obligation Bonds
Insured: AGM
4.000%, due 6/1/23	310,000	331,362
4.000%, due 6/1/24	650,000	716,985
Kentucky Economic Development Finance Authority, Revenue Bonds
Series A Insured: AGM
4.000%, due 6/1/37	500,000	563,165
Kentucky Municipal Power Agency, Revenue Bonds
Insured: NATL
4.000%, due 9/1/39	415,000	458,931
Kentucky State University, Certificates of Participation
Insured: BAM
4.000%, due 11/1/51	640,000	746,636
4.000%, due 11/1/56	1,500,000	1,742,451
Louisville & Jefferson County Visitors and Convention Commission, Revenue Bonds
Insured: BAM
4.000%, due 6/1/36	100,000	112,768
		4,672,298
Louisiana — 3.4%
Calcasieu Parish School District No 23, General Obligation Bonds
Insured: BAM
5.000%, due 9/1/27	600,000	743,332
5.000%, due 9/1/28	910,000	1,154,393
City of New Orleans LA Sewerage Service Revenue, Revenue Bonds
Series B Insured: AGM
4.000%, due 6/1/35	400,000	479,619
4.000%, due 6/1/36	400,000	478,188
4.000%, due 6/1/37	325,000	387,418
4.000%, due 6/1/38	350,000	416,263
4.000%, due 6/1/39	850,000	1,008,505
City of Plaquemine LA, Revenue Bonds
Series A Insured: AGM
3.000%, due 12/1/24	750,000	812,277

Schedule of Investments ─ IQ MacKay Municipal Insured ETF (continued)

July 31, 2021 (unaudited)

	Principal Amount	Value
Municipal Bonds (continued)

Louisiana (continued)
City of Shreveport LA Water & Sewer Revenue, Revenue Bonds
Series C Insured: BAM
5.000%, due 12/1/31	$500,000	$645,679
5.000%, due 12/1/32	125,000	161,097
Greater Ouachita Water Co., Revenue Bonds
Insured: BAM
4.000%, due 9/1/36	775,000	931,993
Jefferson Davis Parish Water and Sewer Commission No 1, Revenue Bonds
Insured: BAM
3.000%, due 12/1/39	365,000	399,347
3.000%, due 12/1/43	360,000	390,149
Louisiana Energy & Power Authority, Revenue Bonds
Series A Insured: AGM
5.000%, due 6/1/23	445,000	483,949
Louisiana Local Government Environmental Facilities & Community Development Auth, Revenue Bonds
Insured: AGM
4.000%, due 10/1/38	1,000,000	1,211,998
4.000%, due 10/1/39	600,000	725,398
4.000%, due 10/1/40	755,000	910,991
Insured: BAM
4.000%, due 10/1/40	850,000	1,019,203
New Orleans Aviation Board, Revenue Bonds
Series A Insured: AGM
5.000%, due 10/1/37	1,000,000	1,254,326
Parish of St Mary LA, Revenue Bonds
Insured: AGM
5.000%, due 3/1/27	330,000	405,243
Port New Orleans Board of Commissioners, Revenue Bonds
Series B Insured: AGM
5.000%, due 4/1/36	610,000	741,181
Ward Two Water District of Livingston Parish, Revenue Bonds
Insured: BAM
4.000%, due 4/1/27	500,000	580,863
4.000%, due 4/1/28	300,000	354,373
		15,695,785
Maine — 0.0%(c)
Finance Authority of Maine, Revenue Bonds
Series A-1 Insured: AGC
5.000%, due 12/1/26	150,000	178,533

Maryland — 0.3%
City of Cumberland MD, General Obligation Bonds
Insured: AGM
5.000%, due 6/1/24	400,000	453,440
5.000%, due 6/1/25	450,000	528,133
Maryland State Transportation Authority, Revenue Bonds
Insured: AGM
5.000%, due 6/1/23	245,000	266,350
		1,247,923
Massachusetts — 1.8%
Bridgewater-Raynham Regional School District, General Obligation Bonds
Series B Insured: BAM
4.000%, due 2/1/29	1,405,000	1,738,406
City of Worcester MA, General Obligation Bonds
Insured: AGM
3.000%, due 2/15/31	500,000	573,021
Commonwealth of Massachusetts, General Obligation Bonds
Series A Insured: NATL
0.690% (3-Month LIBOR + 0.57%), due 5/1/37(b)	85,000	84,638
Commonwealth of Massachusetts, Revenue Bonds
Insured: NATL
5.500%, due 1/1/22	2,415,000	2,466,923
5.500%, due 1/1/25	600,000	702,004
Massachusetts Department of Transportation, Revenue Bonds
Series C Insured: NATL
0.340%, due 1/1/22(a)	325,000	324,542
Massachusetts Development Finance Agency, Revenue Bonds
Series U-6E
0.020%, due 10/1/42(b)	2,200,000	2,200,000
Massachusetts School Building Authority, Revenue Bonds
Series A
5.000%, due 11/15/34	350,000	420,122
		8,509,656
Michigan — 4.9%
Benzie County Central Schools, General Obligation Bonds
Series I Insured: AGM
4.000%, due 5/1/35	340,000	426,447
4.000%, due 5/1/36	300,000	374,994
4.000%, due 5/1/37	330,000	411,204
4.000%, due 5/1/38	300,000	372,885
4.000%, due 5/1/39	300,000	371,909
4.000%, due 5/1/40	300,000	371,133
4.000%, due 5/1/45	1,250,000	1,527,599
City of Detroit MI Sewage Disposal System Revenue, Revenue Bonds
Series B Insured: NATL
5.500%, due 7/1/22	1,000,000	1,046,858
City of Greenville MI, Revenue Bonds
Insured: AGM
4.000%, due 6/1/46	2,575,000	3,047,810
City of Saginaw MI Water Supply System Revenue, Revenue Bonds
Insured: AGM
4.000%, due 7/1/29	710,000	870,641
4.000%, due 7/1/30	1,035,000	1,285,895
City of Taylor MI, General Obligation Bonds
Insured: BAM
4.000%, due 3/1/24	770,000	842,967
4.000%, due 3/1/27	490,000	578,870
4.000%, due 3/1/29	710,000	867,460
4.000%, due 3/1/35	1,185,000	1,455,442
Eastern Michigan University, Revenue Bonds
Series A Insured: BAM
5.000%, due 3/1/27	750,000	926,079
Fitzgerald Public School District, General Obligation Bonds
Insured: BAM
4.000%, due 5/1/22	150,000	154,256

Schedule of Investments ─ IQ MacKay Municipal Insured ETF (continued)

July 31, 2021 (unaudited)

	Principal Amount	Value
Municipal Bonds (continued)

Michigan (continued)
Grandville Public Schools, General Obligation Bonds
Series I Insured: AGM
4.000%, due 5/1/37	$245,000	$294,956
4.000%, due 5/1/40	200,000	239,027
Lake Superior State University, Revenue Bonds
Insured: AGM
4.000%, due 11/15/28	620,000	747,938
4.000%, due 11/15/30	810,000	1,002,402
Leland Public School District, General Obligation Bonds
Insured: AGM
4.000%, due 5/1/37	590,000	691,210
Michigan Finance Authority, Revenue Bonds
Insured: BAM
4.000%, due 11/1/40	1,000,000	1,209,312
Saginaw City School District, General Obligation Bonds
4.000%, due 5/1/44	2,505,000	3,028,541
Warren Consolidated Schools, General Obligation Bonds
Series B Insured: BAM
5.000%, due 5/1/22	280,000	290,113
Wayne County Airport Authority, Revenue Bonds
Series A Insured: BAM
5.000%, due 12/1/42	110,000	116,751
		22,552,699
Minnesota — 0.1%
Centennial Independent School District No 12, General Obligation Bonds
Series A Insured: SD CRED PROG
0.130%, due 2/1/22(a)	650,000	649,572

Mississippi — 0.5%
Biloxi Public School District, Revenue Bonds
Insured: BAM
5.000%, due 4/1/24	270,000	303,051
City of Jackson MS, General Obligation Bonds
Series A Insured: BAM
4.000%, due 5/1/25	150,000	170,206
Mississippi Development Bank, Revenue Bonds
Insured: BAM
4.000%, due 7/1/45	500,000	596,215
5.000%, due 7/1/33	490,000	647,306
5.250%, due 10/1/38	460,000	586,998
		2,303,776
Missouri — 1.4%
City of St Louis MO Airport Revenue, Revenue Bonds
Insured: NATL
5.500%, due 7/1/28	1,000,000	1,320,645
Series A Insured: AGM
5.000%, due 7/1/23	1,000,000	1,092,898
Kansas City Industrial Development Authority, Revenue Bonds
Series A Insured: AGM
4.000%, due 3/1/50	1,480,000	1,721,484
Series B
5.000%, due 3/1/46	2,000,000	2,467,570
		6,602,597
Montana — 0.1%
City of Bozeman MT, Tax Allocation
Insured: AGM
2.000%, due 7/1/22	50,000	50,661
3.000%, due 7/1/24	100,000	106,641
4.000%, due 7/1/26	75,000	86,153
4.000%, due 7/1/27	100,000	117,132
		360,587
Nevada — 0.4%
City of Reno NV, Revenue Bonds
Series A-1 Insured: AGM
5.000%, due 6/1/28	730,000	903,594
5.000%, due 6/1/32	265,000	322,431
Clark County School District, General Obligation Bonds
Series A Insured: AGM
4.000%, due 6/15/40	400,000	480,169
Series B Insured: BAM
5.000%, due 6/15/28	250,000	321,590
		2,027,784
New Hampshire — 0.9%
New Hampshire Business Finance Authority, Revenue Bonds
Series A
4.000%, due 7/1/51	3,500,000	4,183,276

New Jersey — 7.3%
Atlantic City Board of Education, General Obligation Bonds
Insured: AGM
4.000%, due 4/1/26	400,000	455,669
4.000%, due 4/1/28	425,000	500,538
4.000%, due 4/1/30	335,000	393,646
4.000%, due 4/1/33	325,000	376,682
4.000%, due 4/1/35	330,000	380,146
Borough of Paulsboro NJ, General Obligation Bonds
Insured: BAM
1.000%, due 8/15/24	160,000	162,882
1.000%, due 8/15/25	165,000	168,067
Casino Reinvestment Development Authority, Inc., Revenue Bonds
Insured: AGM
5.000%, due 11/1/27	500,000	562,053
City of Atlantic City NJ, General Obligation Bonds
Insured: AGM
5.000%, due 11/1/21	165,000	166,834
City of Bayonne NJ, General Obligation Bonds
Insured: AGM
4.000%, due 7/15/24	100,000	110,876
City of East Orange NJ, General Obligation Bonds
Insured: AGM
4.000%, due 9/15/23	665,000	718,611
4.000%, due 9/15/24	125,000	139,293
City of Newark NJ, General Obligation Bonds
Series A Insured: AGM
5.000%, due 10/1/27	500,000	620,027
5.000%, due 10/1/28	750,000	949,009

Schedule of Investments ─ IQ MacKay Municipal Insured ETF (continued)

July 31, 2021 (unaudited)

	Principal Amount	Value
Municipal Bonds (continued)

New Jersey (continued)
Series C Insured: AGM
5.000%, due 10/1/28	$145,000	$183,475
5.000%, due 10/1/29	190,000	244,720
City of Orange Township NJ, General Obligation Bonds
Insured: AGM
4.000%, due 12/1/27	1,295,000	1,526,955
City of Perth Amboy NJ, General Obligation Bonds
Insured: AGM
5.000%, due 7/1/25	765,000	898,465
City of Trenton NJ, General Obligation Bonds
Insured: AGM
3.000%, due 3/15/23	250,000	260,974
City of Union City NJ, General Obligation Bonds
Insured: AGM
0.050%, due 8/1/24	1,425,000	1,397,276
2.250%, due 8/1/25	1,450,000	1,529,606
Essex County Improvement Authority, Revenue Bonds
Insured: AMBAC
5.250%, due 12/15/22	500,000	535,495
Garden State Preservation Trust, Revenue Bonds
Series B Insured: AGM
1.000%, due 11/1/25(a)	110,000	105,413
Gloucester County Improvement Authority (The), Revenue Bonds
Series A Insured: BAM
5.000%, due 7/1/28	265,000	310,080
Long Branch Board of Education, General Obligation Bonds
Insured: AGM
5.000%, due 7/15/29	265,000	337,205
New Jersey Economic Development Authority, Revenue Bonds
Series A
4.000%, due 7/1/22	2,725,000	2,819,356
Series A Insured: BAM
4.000%, due 7/1/34	150,000	171,144
5.000%, due 7/1/23	1,500,000	1,636,924
Series K Insured: NATL
5.250%, due 12/15/21	110,000	112,038
New Jersey Educational Facilities Authority, Revenue Bonds
Series F Insured: BAM
5.000%, due 7/1/25	300,000	354,140
New Jersey Transportation Trust Fund Authority, Revenue Bonds
Insured: BHAC-CR AMBAC
0.470%, due 12/15/24(a)	705,000	693,813
Insured: BHAC-CR MBIA
0.980%, due 12/15/27(a)	500,000	469,831
Series A Insured: BAM
4.000%, due 12/15/37	275,000	321,388
Series A Insured: NATL
5.250%, due 12/15/21	500,000	509,261
Series AA Insured: BAM
5.000%, due 6/15/44	500,000	559,354
Series B Insured: AMBAC
5.250%, due 12/15/23	340,000	380,506
Series B Insured: NATL
5.500%, due 12/15/21	500,000	509,719
Series C Insured: AGM
1.730%, due 12/15/33(a)	250,000	202,000
Series C Insured: AMBAC
0.720%, due 12/15/24(a)	750,000	731,931
0.910%, due 12/15/25(a)	875,000	841,009
1.070%, due 12/15/26(a)	1,330,000	1,256,122
Newark Board of Education, General Obligation Bonds
Insured: BAM
3.000%, due 7/15/40	1,475,000	1,610,311
3.000%, due 7/15/42	700,000	759,819
4.000%, due 7/15/34	825,000	1,021,319
Oceanport School District, General Obligation Bonds
Insured: BAM
2.500%, due 7/15/24	495,000	524,936
Passaic Valley Sewerage Commission, Revenue Bonds
Series H Insured: AGM
5.000%, due 12/1/24	450,000	518,171
Series I Insured: AGM
5.000%, due 12/1/25	100,000	119,170
Salem County Improvement Authority, Revenue Bonds
Insured: AGM
4.000%, due 8/15/48	560,000	656,382
South Jersey Transportation Authority, Revenue Bonds
Series A Insured: AGM
4.000%, due 11/1/40	880,000	1,054,146
5.000%, due 11/1/30	700,000	914,203
State of New Jersey, General Obligation Bonds
Series A
5.000%, due 6/1/29	700,000	922,217
Township of Hillside NJ, General Obligation Bonds
Insured: AGM
3.000%, due 5/15/30	565,000	609,153
Union Township Board of Education/Union County, General Obligation Bonds
Insured: BAM
4.000%, due 8/15/31	350,000	438,887
Washington Borough Board of Education/Warren County, General Obligation Bonds
Insured: AGM
4.000%, due 7/15/25	125,000	142,910
4.000%, due 7/15/27	135,000	162,125
		34,056,282
New York — 9.3%
Broome County Local Development Corp., Revenue Bonds
Insured: AGM
3.000%, due 4/1/45	1,200,000	1,280,478
City of New York NY, General Obligation Bonds
Series B-1 Insured: BAM
5.000%, due 10/1/42	1,425,000	1,824,829
5.000%, due 10/1/43	1,030,000	1,316,773
City of Schenectady NY, General Obligation Bonds
Insured: AGM
3.000%, due 5/1/23	250,000	262,054
City of Syracuse NY, General Obligation Bonds
Series A Insured: AGM
4.000%, due 5/15/34	930,000	1,089,939

Schedule of Investments ─ IQ MacKay Municipal Insured ETF (continued)

July 31, 2021 (unaudited)

	Principal Amount	Value
Municipal Bonds (continued)

New York (continued)
City of Yonkers NY, General Obligation Bonds
Series A
4.000%, due 2/15/23	$265,000	$280,049
4.000%, due 2/15/24	250,000	272,573
Series A Insured: AGM
5.000%, due 2/15/26	825,000	989,236
Series A Insured: BAM
5.000%, due 5/1/28	1,215,000	1,546,289
Series B
4.000%, due 2/15/23	280,000	295,945
4.000%, due 2/15/24	290,000	316,261
Series B Insured: AGM
5.000%, due 2/15/26	640,000	767,726
5.000%, due 2/15/30	770,000	1,019,616
County of Chautauqua NY, General Obligation Bonds
Series A Insured: BAM
2.000%, due 12/15/22	130,000	133,241
County of Monroe NY, General Obligation Bonds
Insured: AGM
5.000%, due 6/1/22	1,070,000	1,113,422
Insured: BAM
5.000%, due 6/1/25	280,000	330,137
County of Suffolk NY, General Obligation Bonds
Series B Insured: AGM
4.000%, due 10/15/21	50,000	50,384
5.000%, due 10/15/28	500,000	634,170
Series C Insured: BAM
4.000%, due 2/1/28	480,000	576,526
5.000%, due 2/1/23	410,000	439,128
5.000%, due 5/1/27	145,000	162,809
Metropolitan Transportation Authority, Revenue Bonds
Series A-1
4.000%, due 11/15/52	595,000	686,768
5.000%, due 11/15/29	500,000	595,219
Series A-1 Insured: AGM
4.000%, due 11/15/44	1,000,000	1,185,069
Series B Insured: AMBAC
5.250%, due 11/15/24	1,145,000	1,329,548
Series C Insured: AGM
4.000%, due 11/15/46	745,000	880,010
Series C Insured: BAM
5.000%, due 11/15/44	650,000	823,729
Series E
4.000%, due 11/15/45	450,000	527,144
Mount Vernon City School District, General Obligation Bonds
Insured: BAM
4.000%, due 9/15/21	350,000	351,616
Series A Insured: BAM
3.000%, due 3/15/24	275,000	294,118
New York City Industrial Development Agency, Revenue Bonds
Insured: NATL
5.850%, due 3/1/24(b)	1,500,000	1,560,132
Series A Insured: AGM
5.000%, due 1/1/30	1,750,000	2,316,719
5.000%, due 1/1/31	1,250,000	1,687,863
New York City Water & Sewer System, Revenue Bonds
Series AA4
0.030%, due 6/15/49(b)	3,700,000	3,700,000
New York Convention Center Development Corp., Revenue Bonds
Series B Insured: BAM
1.710%, due 11/15/33(a)	1,500,000	1,217,220
1.970%, due 11/15/38(a)	375,000	267,098
New York State Dormitory Authority, Revenue Bonds
Series A Insured: AGM
4.000%, due 10/1/36	500,000	593,711
Series B Insured: BAM
4.000%, due 8/15/33	115,000	132,899
4.000%, due 8/15/34	120,000	138,061
4.000%, due 8/15/35	160,000	183,603
4.000%, due 8/15/36	200,000	228,589
4.000%, due 8/15/37	450,000	512,171
Series D Insured: AGM
5.000%, due 10/1/30	1,000,000	1,298,919
New York State Thruway Authority, Revenue Bonds
Series B Insured: AGM
4.000%, due 1/1/45	1,115,000	1,326,044
Niagara Falls City School District, Certificates of Participation
Insured: AGM
4.000%, due 6/15/26	200,000	219,637
5.000%, due 6/15/25	670,000	755,533
Niagara Falls City School District, General Obligation Bonds
Insured: BAM
5.000%, due 6/15/28	590,000	755,312
North Syracuse Central School District, General Obligation Bonds
Insured: NATL
5.000%, due 6/15/22	90,000	93,816
Oneida County Local Development Corp., Revenue Bonds
Series A Insured: AGM
3.000%, due 12/1/44	405,000	431,523
4.000%, due 12/1/38	250,000	293,136
Pulaski Central School District, General Obligation Bonds
Insured: AGM
5.000%, due 6/15/23	250,000	271,999
Town of Oyster Bay NY, General Obligation Bonds
Insured: AGM
4.000%, due 3/1/28	835,000	1,010,977
Insured: BAM
4.000%, due 2/15/26	65,000	75,255
4.000%, due 11/1/26	800,000	942,289
4.000%, due 2/15/27	55,000	65,240
Series B Insured: AGM
3.000%, due 2/1/24	1,790,000	1,910,932
		43,363,484
North Carolina — 0.7%
North Carolina Turnpike Authority, Revenue Bonds
Insured: AGM
5.000%, due 1/1/32	525,000	671,276
Western Carolina University, Revenue Bonds
Insured: AGM
5.000%, due 6/1/26	945,000	1,143,115
5.000%, due 6/1/27	500,000	601,935
5.000%, due 6/1/28	550,000	658,784
		3,075,110

Schedule of Investments ─ IQ MacKay Municipal Insured ETF (continued)

July 31, 2021 (unaudited)

	Principal Amount	Value
Municipal Bonds (continued)

North Dakota — 0.2%
State Board of Higher Education of the State of North Dakota, Revenue Bonds
Series A Insured: AGM
4.000%, due 4/1/44	$670,000	$786,173

Ohio — 0.9%
Bethel Local School District, Certificates of Participation
Insured: BAM
4.000%, due 12/1/25	265,000	301,179
City of Lorain OH, General Obligation Bonds
Insured: AGM
3.875%, due 12/1/27	605,000	611,262
Series A Insured: BAM
4.000%, due 12/1/24	250,000	279,442
4.000%, due 12/1/25	260,000	298,488
Cleveland Department of Public Utilities Division of Public Power, Revenue Bonds
Series A Insured: AGM
4.000%, due 11/15/37	375,000	448,321
Conotton Valley Union Local School District, Certificates of Participation
Insured: AGM
4.000%, due 12/1/33	315,000	354,501
County of Cuyahoga OH, Revenue Bonds
5.000%, due 2/15/28	500,000	605,308
Euclid City School District, Certificates of Participation
Insured: BAM
4.000%, due 12/1/39	400,000	461,770
Triway Local School District, Certificates of Participation
Insured: BAM
3.000%, due 12/1/21	625,000	630,765
		3,991,036
Oklahoma — 0.1%
Tulsa Airports Improvement Trust, Revenue Bonds
Series A Insured: BAM
5.000%, due 6/1/23	500,000	543,378

Oregon — 1.0%
City of Seaside OR Transient Lodging Tax Revenue, Revenue Bonds
Insured: AGM
5.000%, due 12/15/37	400,000	495,946
Jackson County School District No 6 Central Point, General Obligation Bonds
Series B Insured: SCH BD GTY
2.060%, due 6/15/49(a)	500,000	210,039
Medford Hospital Facilities Authority, Revenue Bonds
Series A Insured: AGM
4.000%, due 8/15/45	3,170,000	3,781,916
		4,487,901
Pennsylvania — 6.8%
Allentown City School District, General Obligation Bonds
Insured: AGM
4.000%, due 2/15/22	200,000	203,709
Ambridge Area School District, General Obligation Bonds
Insured: AGM
4.000%, due 11/1/22	660,000	691,146
Bellwood-Antis School District, General Obligation Bonds
Series A Insured: BAM
3.000%, due 6/1/25	480,000	527,699
Series AA Insured: BAM
3.000%, due 6/1/25	300,000	329,812
3.000%, due 6/1/26	305,000	341,497
Bristol Borough School District, General Obligation Bonds
Series B Insured: AGM
4.000%, due 3/1/25	250,000	277,771
Butler Area Sewer Authority, Revenue Bonds
Insured: BAM
5.000%, due 7/1/26	390,000	472,965
Catasauqua Area School District, General Obligation Bonds
Insured: BAM
4.000%, due 2/15/26	245,000	278,454
4.000%, due 2/15/27	70,000	80,842
4.000%, due 2/15/28	430,000	505,152
4.000%, due 2/15/29	695,000	839,184
City of Oil City PA, General Obligation Bonds
Series A Insured: AGM
4.000%, due 12/1/39	320,000	376,787
4.000%, due 12/1/40	275,000	323,217
4.000%, due 12/1/41	265,000	310,734
4.000%, due 12/1/42	200,000	234,112
4.000%, due 12/1/43	185,000	216,176
City of Philadelphia PA Airport Revenue, Revenue Bonds
Insured: AGM
4.000%, due 7/1/39	1,500,000	1,824,965
4.000%, due 7/1/40	1,155,000	1,402,260
4.000%, due 7/1/41	1,250,000	1,513,448
Coatesville Area School District Building Authority, Revenue Bonds
Insured: BAM
5.000%, due 12/1/22	400,000	423,720
Coatesville School District, General Obligation Bonds
Insured: AGM
5.000%, due 8/1/23	150,000	164,031
County of Cambria PA, General Obligation Bonds
Series B Insured: AGM
4.000%, due 8/1/32	250,000	289,875
Delaware County Regional Water Quality Control Authority, Revenue Bonds
Insured: NATL
5.250%, due 5/1/22	205,000	212,848
Ephrata Borough Authority, Revenue Bonds
Series B Insured: AGM
3.000%, due 11/1/43	1,150,000	1,256,827
Erie Sewer Authority, Revenue Bonds
Series B Insured: AGM
5.000%, due 12/1/35	460,000	581,111
Greater Johnstown School District, General Obligation Bonds
Series C Insured: NATL
1.390%, due 8/1/28(a)	200,000	181,494
Hazle Township Municipal Authority, Revenue Bonds
Insured: BAM
4.000%, due 12/1/23	245,000	265,726

Schedule of Investments ─ IQ MacKay Municipal Insured ETF (continued)

July 31, 2021 (unaudited)

	Principal Amount	Value
Municipal Bonds (continued)

Pennsylvania (continued)
Lancaster Higher Education Authority, Revenue Bonds
Insured: BAM
4.000%, due 10/1/31	$500,000	$592,847
5.000%, due 10/1/23	300,000	331,138
Lancaster School District, General Obligation Bonds
Insured: AGM
4.000%, due 6/1/36	35,000	41,868
Lehigh County Authority, Revenue Bonds
Insured: BAM
2.250%, due 12/1/37(a)	405,000	280,937
Old Forge School District, General Obligation Bonds
Insured: AGM
3.000%, due 5/1/40	1,515,000	1,632,030
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds
Series A Insured: AGC
0.700% (3-Month LIBOR + 0.60%), due 7/1/27(b)	160,000	158,998
Pennsylvania Turnpike Commission, Revenue Bonds
Series C Insured: AGM
6.250%, due 6/1/33	750,000	944,882
Pittsburgh Water & Sewer Authority, Revenue Bonds
Series B Insured: AGM
4.000%, due 9/1/35	700,000	848,522
4.000%, due 9/1/50	1,000,000	1,197,635
Reading School District, General Obligation Bonds
Insured: AGM
5.000%, due 3/1/37	2,000,000	2,425,353
Series A Insured: BAM
4.000%, due 4/1/44	500,000	595,793
Ridley School District, General Obligation Bonds
Series A Insured: AGM
4.000%, due 11/15/34	1,000,000	1,213,623
School District of Philadelphia (The), General Obligation Bonds
Insured: BHAC-CR FGIC
5.000%, due 6/1/34	210,000	299,060
Series F Insured: BAM
5.000%, due 9/1/27	725,000	884,463
Somerset Area School District, General Obligation Bonds
Insured: AGM
4.000%, due 2/15/23	425,000	449,270
State Public School Building Authority, Revenue Bonds
Insured: BAM
3.000%, due 3/1/39	750,000	805,855
Series A Insured: AGM
5.000%, due 9/15/21	875,000	879,799
Series A Insured: BAM
5.000%, due 6/15/22	285,000	296,726
Warrior Run School District/Montour Northumberland Union County PA, General Obligation Bonds
Insured: AGM
4.000%, due 9/1/31	415,000	466,053
4.000%, due 9/1/32	435,000	487,186
Waverly Township Municipal Authority, Revenue Bonds
Insured: BAM
4.000%, due 2/15/27	950,000	1,085,617
Westmoreland County Municipal Authority, Revenue Bonds
Series A Insured: FGIC
0.460%, due 8/15/23(a)	815,000	807,421
Williamsport Sanitary Authority, Revenue Bonds
Insured: BAM
5.000%, due 1/1/30	500,000	650,414
		31,501,052
Puerto Rico — 0.2%
Commonwealth of Puerto Rico, General Obligation Bonds
Series A Insured: AGM
5.000%, due 7/1/35	480,000	494,121
Series A-4 Insured: AGM
5.250%, due 7/1/30	100,000	102,902
Puerto Rico Electric Power Authority, Revenue Bonds
Series PP Insured: NATL
5.000%, due 7/1/24	25,000	25,542
Series UU Insured: AGM
0.617% (3-Month LIBOR + 0.52%), due 7/1/29(b)	510,000	475,245
		1,097,810
Rhode Island — 0.6%
Providence Public Building Authority, Revenue Bonds
Series A Insured: AGM
4.000%, due 9/15/35	1,085,000	1,272,200
Series B Insured: AGM
5.000%, due 6/15/26	275,000	330,261
5.000%, due 6/15/36	660,000	822,752
Rhode Island Health and Educational Building Corp., Revenue Bonds
Series A Insured: AGM
4.000%, due 5/15/36	390,000	469,462
		2,894,675
South Carolina — 0.1%
City of Camden SC Combined Public Utility System Revenue, Revenue Bonds
Insured: AGM
2.000%, due 3/1/23	600,000	617,812

Texas — 6.9%
Central Texas Turnpike System, Revenue Bonds
Series A Insured: AGM
0.190%, due 8/15/22(a)	665,000	663,711
Series A Insured: AMBAC
1.370%, due 8/15/29(a)	1,000,000	896,133
Series A Insured: BHAC-CR AMBAC
0.780%, due 8/15/27(a)	205,000	195,583
City of Arlington TX Special Tax Revenue, Special Tax
Insured: AGM
5.000%, due 2/15/32	725,000	837,104
Series A Insured: AGM
4.000%, due 2/15/44	2,000,000	2,297,015
5.000%, due 2/15/38	700,000	865,035
City of Houston TX Combined Utility System Revenue, Revenue Bonds
Insured: AGM
0.450%, due 12/1/25(a)	460,000	451,138

Schedule of Investments ─ IQ MacKay Municipal Insured ETF (continued)

July 31, 2021 (unaudited)

	Principal Amount	Value
Municipal Bonds (continued)

Texas (continued)
City of Mission TX, General Obligation Bonds
Insured: BAM
5.000%, due 2/15/22	$1,395,000	$1,430,345
City of Mount Pleasant TX, General Obligation Bonds
Insured: AGM
4.000%, due 5/15/34	2,110,000	2,636,339
City of Rio Grande City TX, General Obligation Bonds
Insured: AGM
4.000%, due 2/15/26	630,000	726,024
Clear Lake City Water Authority, General Obligation Bonds
Insured: NATL
3.000%, due 3/1/25	170,000	185,959
Clifton Higher Education Finance Corp., Revenue Bonds
Insured: PSF-GTD
2.375%, due 8/15/46	2,615,000	2,613,139
County of Galveston TX, General Obligation Bonds
Insured: NATL
0.260%, due 2/1/24(a)	1,500,000	1,490,302
County of La Salle TX, General Obligation Bonds
Insured: AGM
5.000%, due 3/1/27	500,000	618,312
Fort Bend County Municipal Utility District No 169, General Obligation Bonds
Series B Insured: AGM
3.000%, due 12/1/25	420,000	460,445
Fort Bend County Municipal Utility District No 58, General Obligation Bonds
Insured: BAM
3.000%, due 4/1/33	400,000	443,545
3.000%, due 4/1/34	445,000	491,984
3.000%, due 4/1/35	435,000	479,991
3.000%, due 4/1/37	600,000	658,393
Galveston County Municipal Utility District No 56, General Obligation Bonds
Insured: BAM
4.000%, due 12/1/24	400,000	442,900
Greater Greenspoint Redevelopment Authority, Tax Allocation
Insured: AGM
4.000%, due 9/1/34	325,000	378,268
Harris County-Houston Sports Authority, Revenue Bonds
Series A Insured: AGM
5.000%, due 11/15/25	220,000	250,415
Hidalgo County Regional Mobility Authority, Revenue Bonds
Series A Insured: AGM
3.000%, due 12/1/45	1,000,000	1,092,971
La Joya Independent School District, General Obligation Bonds
Insured: AGM
4.000%, due 2/15/38	500,000	560,123
Lazy Nine Municipal Utility District No 1B, General Obligation Bonds
Series 1B Insured: AGM
3.000%, due 9/1/21	180,000	180,386
3.000%, due 9/1/22	180,000	185,327
Matagorda County Navigation District No 1, Revenue Bonds
Insured: AMBAC
5.125%, due 11/1/28	615,000	779,987
New Hope Cultural Education Facilities Finance Corp., Revenue Bonds
Series A-1 Insured: AGM
5.000%, due 7/1/28	500,000	621,877
Series B-1 Insured: AGM
4.000%, due 7/1/30	155,000	180,730
North Texas Tollway Authority, Revenue Bonds
Series D Insured: AGC
1.140%, due 1/1/29(a)	1,460,000	1,342,048
Northlake Municipal Management District No 1, General Obligation Bonds
Insured: BAM
4.500%, due 3/1/24	185,000	202,995
Rio Grande City Consolidated Independent School District, General Obligation Bonds
Insured: PSF-GTD
5.000%, due 8/15/21	165,000	165,268
Southwest Houston Redevelopment Authority, Revenue Bonds
Insured: AGM
4.000%, due 9/1/32	450,000	529,463
5.000%, due 9/1/28	210,000	259,617
5.000%, due 9/1/29	225,000	282,665
5.000%, due 9/1/30	350,000	445,894
Timber Lane Utility District, General Obligation Bonds
Insured: AGM
3.500%, due 8/1/23	500,000	532,177
3.500%, due 8/1/24	500,000	546,440
3.500%, due 8/1/25	500,000	558,844
3.500%, due 8/1/26	500,000	569,735
Travis County Water Control & Improvement District, General Obligation Bonds
Insured: BAM
4.000%, due 8/15/26	505,000	583,990
Upper Trinity Regional Water District, Revenue Bonds
Insured: BAM
3.000%, due 8/1/46	2,430,000	2,631,465
Viridian Municipal Management District, General Obligation Bonds
Insured: BAM
4.000%, due 12/1/26	390,000	458,453
		32,222,535
Utah — 1.5%
City of Murray UT, Revenue Bonds
Series B
0.030%, due 5/15/37(b)	1,400,000	1,400,000
Utah Transit Authority, Revenue Bonds
Series A Insured: BHAC-CR MBIA
5.000%, due 6/15/35	215,000	302,754
Series C Insured: AGM
5.250%, due 6/15/32	1,000,000	1,382,986
Vineyard Redevelopment Agency, Tax Allocation
Insured: AGM
4.000%, due 5/1/34	115,000	140,256
4.000%, due 5/1/39	350,000	421,366
4.000%, due 5/1/41	350,000	419,017
5.000%, due 5/1/25	700,000	816,842
5.000%, due 5/1/27	315,000	389,504
5.000%, due 5/1/31	700,000	934,649

Schedule of Investments ─ IQ MacKay Municipal Insured ETF (continued)

July 31, 2021 (unaudited)

	Principal Amount	Value
Municipal Bonds (continued)

Utah (continued)
Weber Basin Water Conservancy District, Revenue Bonds
Series A
4.000%, due 4/1/46	$600,000	$709,179
		6,916,553
Washington — 0.6%
Bellevue Convention Center Authority, Revenue Bonds
Insured: NATL
0.230%, due 2/1/22(a)	530,000	529,398
Chelan County Public Utility District No 1, Revenue Bonds
Insured: NATL
0.420%, due 6/1/24(a)	100,000	98,806
Series A Insured: NATL
0.280%, due 6/1/23(a)	100,000	99,490
Klickitat County Public Utility District No 1, Revenue Bonds
Series A Insured: AGM
4.000%, due 12/1/37	750,000	890,921
State of Washington, General Obligation Bonds
Series 03-C Insured: NATL
0.700%, due 6/1/26(a)	250,000	241,719
Series C Insured: AMBAC
0.270%, due 6/1/23(a)	200,000	199,016
0.410%, due 6/1/24(a)	265,000	261,910
0.700%, due 6/1/26(a)	200,000	193,375
Series C Insured: NATL
1.190%, due 6/1/29(a)	125,000	113,942
Series E Insured: XLCA
0.340%, due 12/1/23(a)	100,000	99,218
		2,727,795
West Virginia — 1.5%
City of Fairmont WV Water Revenue, Revenue Bonds
Series A Insured: BAM
4.000%, due 7/1/29	150,000	177,675
City of Wheeling WV Waterworks & Sewerage System Revenue, Revenue Bonds
Series A Insured: BAM
4.000%, due 6/1/46	1,000,000	1,199,452
Morgantown Utility Board, Inc., Revenue Bonds
Series A Insured: BAM
3.000%, due 12/1/23	290,000	306,564
4.000%, due 12/1/24	300,000	333,118
4.000%, due 12/1/25	325,000	369,668
West Virginia Hospital Finance Authority, Revenue Bonds
Series A Insured: AGM
4.000%, due 6/1/51	4,200,000	4,806,633
		7,193,110
Wisconsin — 3.5%
City of Racine WI Waterworks System Revenue, Revenue Bonds
Insured: AGM
5.000%, due 9/1/30	500,000	626,829
Insured: BAM
4.000%, due 9/1/26	300,000	351,987
5.000%, due 9/1/28	250,000	322,262
City of Superior WI, Revenue Bonds
Insured: NATL
6.900%, due 8/1/21	270,000	270,000
Fond Du Lac School District, General Obligation Bonds
Series A Insured: BAM
4.000%, due 4/1/35	400,000	475,658
Omro School District, General Obligation Bonds
Insured: BAM
3.000%, due 3/1/28	230,000	262,607
Public Finance Authority, Revenue Bonds
Series A Insured: AGM
4.000%, due 7/1/40	300,000	345,028
4.000%, due 7/1/45	800,000	911,813
Series C
0.020%, due 10/1/49(b)	8,800,000	8,800,000
University of Wisconsin Hospitals & Clinics, Revenue Bonds
Series B
0.040%, due 4/1/48(b)	2,200,000	2,200,000
Village of Mount Pleasant WI, Tax Allocation
Series A Insured: BAM
5.000%, due 4/1/48	1,135,000	1,376,323
Wisconsin Center District, Revenue Bonds
Series C Insured: AGM
1.950%, due 12/15/36(a)	320,000	219,787
		16,162,294
Total Municipal Bonds
(Cost $465,074,056)		474,616,721

	Shares
Short-Term Investment — 0.8%

Money Market Fund — 0.8%
Fidelity Investments Money Market Treasury Only Class I, 0.01%(d)
(Cost $3,929,118)	3,929,118	3,929,118

Total Investments — 102.8%
(Cost $469,003,174)		478,545,839
Other Assets and Liabilities, Net — (2.8)%		(13,197,010)
Net Assets — 100.0%		$465,348,829

(a)	The security was issued on a discount basis with no stated coupon rate. Rate shown reflects the effective yield.
(b)	Variable rate securities that may be tendered back to the issuer at any time prior to maturity at par. Rate shown is the rate in effect as of July 31, 2021.
(c)	Less than 0.05%.
(d)	Reflects the 7-day yield at July 31, 2021.

Abbreviations
AGC	- Assured Guaranty Corp.
AGM	- Assured Guaranty Municipal Corp.
AMBAC	- Ambac Assurance Corp.
BAM	- Build America Mutual Assurance Co.
BHAC-CR	- Berkshire Hathaway Assurance Corp. Custodial Receipts
FGIC	- Financial Guaranty Insurance Co.
LIBOR	- London InterBank Offered Rate
NATL	- National Public Finance Guarantee Corp.
PSF-GTD	- Permanent School Fund Guaranteed.
SCH BD GTY	- School Bond Guaranty Program
XLCA	- XL Capital Assurance

Schedule of Investments ─ IQ MacKay Municipal Insured ETF (continued)

July 31, 2021 (unaudited)

The following is a summary of the inputs used to value the Fund's investments as of July 31, 2021. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to the Fund's most recent semi-annual or annual financial statements.

Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(e)
Municipal Bonds	$–	$474,616,721	$–	$474,616,721
Short-Term Investment:
Money Market Fund	3,929,118	–	–	3,929,118
Total Investments in Securities	$3,929,118	$474,616,721	$–	$478,545,839

(e)	For a complete listing of investments and their states, see the Schedule of Investments.

For the period ended July 31, 2021, the Fund did not have any transfers into or out of Level 3 within the fair value hierarchy.